Loans and Notes Payable (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total Notes Payable		$ 3,814,506	$ 6,113,796
Loans and notes payable, current		962,405	1,511,447
Loans and notes payable, current attributed to variable interest entity		2,308,232	3,416,379
Loans and notes payable, long term		543,869	1,185,970
Various Promissory Notes And Convertible Notes [Member]
Debt Instrument [Line Items]
Total Notes Payable		50,960	50,960
Novus Capital Group L L C Note [Member]
Debt Instrument [Line Items]
Total Notes Payable	[1]	283,612	378,854
Triple T Notes [Member]
Debt Instrument [Line Items]
Total Notes Payable		329,613	353,330
National Buick G M C [Member]
Debt Instrument [Line Items]
Total Notes Payable		16,977	19,440
Various Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Total Notes Payable	[2]	0	1,075,813
Blue Ridge Bank [Member]
Debt Instrument [Line Items]
Total Notes Payable		410,200	410,200
Small Business Administration [Member]
Debt Instrument [Line Items]
Total Notes Payable		324,267	318,175
J P Morgan Chase Bank [Member]
Debt Instrument [Line Items]
Total Notes Payable		90,645	90,645
Various Promissory Notes [Member]
Debt Instrument [Line Items]
Total Notes Payable		$ 2,308,232	$ 3,416,379

[1]	On September 5, 2017, the Company acquired patents in the amount of $4,931,380 in which the Company also agreed to assume the encumbering debt on asset in the amount of $334,775 due in December 2019 with no interest accruing until 2020 and a deferred tax liability of $1,043,398. As of April 1 2022, the lender agreed to extend the maturity of the note to April 1, 2023 with an initial payment of $52,448 and approximate monthly payment of $29,432 thereafter until the note is fully paid.
[2]	In 2021 and 2020 the Company entered into various convertible promissory notes as follows: